Guarantees, commitments and risks - Value at risk - Historic simulation method (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Commercial exposure
Guarantees, commitments and risks
Value at risk	€ 9,110	€ 7,500
Commercial exposure | Maximum
Guarantees, commitments and risks
Value at risk	23,030	18,600
Commercial exposure | Minimum
Guarantees, commitments and risks
Value at risk	7,740	6,790
Commercial exposure | Average
Guarantees, commitments and risks
Value at risk	11,220	11,040
Trading
Guarantees, commitments and risks
Value at risk	310	270
Trading | Maximum
Guarantees, commitments and risks
Value at risk	1,600	2,280
Trading | Minimum
Guarantees, commitments and risks
Value at risk	250	260
Trading | Average
Guarantees, commitments and risks
Value at risk	€ 510	€ 730